Real Estate Owned - Schedule of Real Estate Owned (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Real Estate By Property [Line Items]
Real estate owned	$ 2,503	$ 7,473
Commercial Properties [Member]
Real Estate By Property [Line Items]
Real estate owned	1,227	5,382
Residential Properties [Member]
Real Estate By Property [Line Items]
Real estate owned	1,276	696
Bank Properties [Member]
Real Estate By Property [Line Items]
Real estate owned		$ 1,395